Acquisition (Details) (USD $)	Feb. 25, 2013
Fair values of the identifiable assets acquired and liabilities assumed
Intangible assets	$ 18,614,000
LBM
Acquisition
Number of subsidiaries of acquired company	2
Number of locations of acquired company	6
Fair values of the identifiable assets acquired and liabilities assumed
Current assets	17,903,000
Property and equipment	6,465,000
Goodwill	26,258,000
Intangible assets	18,614,000
Total assets acquired	69,240,000
Current liabilities	19,116,000
Other liabilities	8,957,000
Total liabilities	28,073,000
Allocated purchase price	$ 41,167,000